S-K 1603(a)(9) Restrictions on Selling Securities	Nov. 25, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after completion of our initial business combination, or earlier if we complete a liquidation, merger, stock exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property
SPAC Sponsor, Persons and Entities Subject to Restrictions	Vine Hill Capital Sponsor II LLC Nicholas Petruska Daniel Zlotnitsky John Adams Dean Seavers Marshall Sonenshine Junping Wang Kevin Charlton Gregory Ethridge
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement, pursuant to which, upon dissolution of our sponsor, our sponsor’s assets, including the Founder Shares, will be distributed pro rata to our sponsor’s members; and (v) in the event of our completion of a liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination.
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Vine Hill Capital Sponsor II LLC Nicholas Petruska Daniel Zlotnitsky John Adams Dean Seavers Marshall Sonenshine Junping Wang Kevin Charlton Gregory Ethridge
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above